Convertible Notes Payable - Schedule of Interest Expenses (Details) - Diamir Biosciences Corp [Member] - USD ($)	3 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Schedule of Interest Expenses [Line Items]
Interest on notes	$ 11,886	$ 11,230
Amortization of discount	15,459	8,936
Total	$ 27,345	$ 20,166